GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 7/17/2024 9:34:35 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
(redacted)	GCAT2024INV31253	(redacted)		30530507			Credit	Asset	Asset Calculation / Analysis	Asset	[redacted]Findings: Available for Reserves discrepancy.		Missing evidence of gift transfer for $[redacted].				Reviewer Comment (2024-04-11): Gift from [redacted] that is a non bwr but on title is allowed. Buyer Comment (2024-04-09): Please see attached [redacted]email to support the use o ([redacted]) f Gift Funds on an Investment property. Reviewer Comment (2024-04-05): [redacted] Funds are not allowed on [redacted] properties transaction Exception Remains. Buyer Comment (2024-04-03): updated docs	04/11/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31253	(redacted)		30530506			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts ([redacted]).	-	[redacted]returns present for [redacted], please provide transcripts.				Reviewer Comment (2024-03-27): Received and associated [redacted] [redacted]for the year [redacted]for borrower. Exception cleared. Buyer Comment (2024-03-26): [redacted]	03/27/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31265	(redacted)		30530510			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. [redacted] valuation is missing.; [redacted]		[redacted]Score More than [redacted]. [redacted]from [redacted] is missing				Reviewer Comment (2024-04-05): [redacted]received. Exception cleared Buyer Comment (2024-04-03): [redacted]	04/05/2024			1	D	A	D	A	D	A	D	A	D	A		OH	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31238	(redacted)		30530514			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	[redacted]report is missing				Reviewer Comment (2024-04-04): [redacted] provided. Buyer Comment (2024-04-02): [redacted]	04/04/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31238	(redacted)		30530515			Credit	Income / Employment	Income Documentation	Missing Document	[redacted] Documents are missing.	-	Require Insurance Verification, Mortgage Statement & Tax Verification for [redacted]'[redacted]'				Reviewer Comment (2024-04-10): FInal [redacted] received confirmed No [redacted]. Exception Cleared Buyer Comment (2024-04-07): Signed [redacted]for [redacted], per lender " [redacted]is not in a community, so no [redacted] dues. Buyer Comment (2024-04-07): Did you mean address as [redacted] on the property detail ? Reviewer Comment (2024-04-04): Provide a signed [redacted]and proof there aren't any [redacted] fees. The property detail is for [redacted]. Buyer Comment (2024-04-02): Property Detail Report Buyer Comment (2024-04-02): [redacted]	04/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31238	(redacted)		30530516			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	[redacted]/Declarations: [redacted]. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.	-	Require supporting document to verify the mortgage payment obligation from borrower				Reviewer Comment (2024-04-10): [redacted]of error provided. Buyer Comment (2024-04-08): [redacted]	04/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31239	(redacted)		30530521			Credit	Credit	Credit Documentation	Credit	No evidence of [redacted] report in file	-	Fraud Report is missing for Borrower [redacted] & [redacted].				Reviewer Comment (2024-04-02): [redacted] received. Exception Cleared Buyer Comment (2024-04-01): [redacted]	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31239	(redacted)	30530522	Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	Final [redacted]of Newly Purchase Property " [redacted]" is missing. if payment is not escrowed, Tax and Insurance Verification require separately.	Reviewer Comment (2024-04-10): Received Signed Final [redacted] for " [redacted]" and [redacted] cert. Exception Cleared

Buyer Comment (2024-04-08): [redacted]

Buyer Comment (2024-04-08): Signed [redacted] for [redacted] uploaded again along with signed [redacted] for [redacted]. [redacted] bill for [redacted] included.

Reviewer Comment (2024-04-08): Final [redacted]provided. Provide the [redacted]amount due to it not being on the [redacted].

Buyer Comment (2024-04-04): Per lender : Signed Final [redacted] - [redacted]

Buyer Comment (2024-04-04): [redacted]

Reviewer Comment (2024-04-02): Received Unsigned [redacted]. provide Signed Final [redacted]to verify actual [redacted]. Exception Remains

Buyer Comment (2024-04-01): [redacted]
																		04/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31239	(redacted)		30530525			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts ([redacted]).	-	[redacted]Transcript Require as Rental income used from Tax Return				Reviewer Comment (2024-04-02): [redacted][redacted] Received Exception Cleared Buyer Comment (2024-04-01): [redacted]	04/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31256	(redacted)	30530527	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage Shortfall of $[redacted]. Hazard Insurance Coverage Amount is insufficient	Reviewer Comment (2024-04-23): A letter from the Insurer stating the maximum replacement costs estimator [redacted]% is received and associated for the subject property. Exception cleared.

Buyer Comment (2024-04-19): Per lender :  The agent confirmed coverage is sufficient to rebuild if a total loss occurs. agency confirmation reg total loss

Reviewer Comment (2024-04-09): [redacted] does not confirm guaranteed replacement cost.

Buyer Comment (2024-04-05): [redacted] Does not state Guaranteed replacement

Buyer Comment (2024-04-05): [redacted] email

Reviewer Comment (2024-04-02): Replacement cost up to Dwelling unit Does not cover the loan amount and also not confirmed guaranteed replacement cost. Require insurer email confirming Dwelling coverage was made to Estimated replacement cost calculated by company or provide replacement cost estimator. Exception Remains

Buyer Comment (2024-04-01): See attached
																		04/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31243	(redacted)		30530536			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	[redacted] Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant [redacted]([redacted]) business days prior to consummation.	Appraisal sent [redacted] days prior to closing, using mail method was received [redacted] day as closing with no waiver in file.				Buyer Comment (2024-04-22): Lender acknowledged non material [redacted]			04/22/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
(redacted)	GCAT2024INV31267	(redacted)	30530539	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The file is missing a copy of [redacted]- Employment Only	Reviewer Comment (2024-04-05): [redacted] day per [redacted].

Buyer Comment (2024-04-05): Loan is conforming and meets[redacted]  for employment. Note dated [redacted], Item [redacted]on [redacted] states must close by[redacted]

Reviewer Comment (2024-04-05): [redacted] noted Income document expiry, however Expense raise for [redacted] [redacted] Requirement. Exception Remains

Buyer Comment (2024-04-03): [redacted] finding #[redacted]states acceptable documentation to support employment

Buyer Comment (2024-04-03): Please remove exception for [redacted] (Employment Only) Please review [redacted] ([redacted] docs page [redacted]) under Verification Messages / Approval #[redacted].
																		04/05/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
(redacted)	GCAT2024INV31267	(redacted)		30530540			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	[redacted] Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Buyer Comment (2024-04-04): Lender acknowledged non-material [redacted]. Buyer Comment (2024-04-04): [redacted]			04/04/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
(redacted)	GCAT2024INV31267	(redacted)		30530541			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed $[redacted] of title insurance coverage; however, this is less than the loan amount of $[redacted]. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-04-05): Updated title received covering the loan amount. Exception cleared Buyer Comment (2024-04-04): [redacted]	04/05/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Investment	Purchase		C	B	C	A	B	B	A	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530547			Credit	Asset	Asset Calculation / Analysis	Asset	[redacted]Findings: Available for Reserves discrepancy.		Insufficient assets				Reviewer Comment (2024-04-08): [redacted] months statements provided. Buyer Comment (2024-04-04): [redacted] months assets statements	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530555			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing evidence of [redacted]Checking account listed on the [redacted]and [redacted].				Reviewer Comment (2024-04-08): Statements provided. Buyer Comment (2024-04-04): See assets statements	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530551			Credit	Credit	Credit Documentation	Credit	Insufficient Verification of Rental History.		Require rent [redacted]letter from borrower's previous residence [redacted].				Reviewer Comment (2024-04-08): Current [redacted]on credit. Reviewer Comment (2024-04-08): What mortgage on credit is for [redacted]? Buyer Comment (2024-04-04): [redacted] is not required, mortgage is listed on credit . See [redacted] guides	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530550			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover [redacted] Borrower.		Insufficient assets. Missing evidence of [redacted] Checking account listed on the [redacted] and [redacted].				Reviewer Comment (2024-04-08): Statements provided. Buyer Comment (2024-04-04): [redacted] months [redacted]statements	04/08/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530549			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [redacted]		[redacted]Valuation or [redacted] Desktop Analysis ([redacted]) from [redacted] required as [redacted] Score is missing in file.				Reviewer Comment (2024-04-08): [redacted] score is [redacted]. Not required. Buyer Comment (2024-04-04): [redacted] score [redacted]	04/08/2024			1	D	A	D	A	D	A	D	A	D	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31258	(redacted)		30530546			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	[redacted] Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant [redacted]([redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower within [redacted] days of closing was not provided. Waiver not provided.				Reviewer Comment (2024-04-08): Receipt form provided. Buyer Comment (2024-04-04): Appraisal acknowledgement	04/08/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Investment	Purchase		D	A	C	A	B	A	D	A		N/A	No
(redacted)	GCAT2024INV31250	(redacted)		30530560			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [redacted]		[redacted]valuation is required, [redacted]did not return a [redacted] score.				Reviewer Comment (2024-04-17): [redacted] ([redacted]) received. File Flipped to [redacted] approve, [redacted] CU Score Less than [redacted]. CDA not require. Exception Cleared Buyer Comment (2024-04-15): Updated [redacted]and Supporting Docs	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31252	(redacted)		30530564			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [redacted]		[redacted]in file. [redacted] score [redacted][redacted]required.				Reviewer Comment (2024-04-17): [redacted]received. Exception Cleared Buyer Comment (2024-04-15): [redacted]	04/17/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31264	(redacted)		30530565			Credit	Income / Employment	Income Documentation	Missing Document	[redacted] Documents are missing.	-	[redacted]Verification document is missing.				Reviewer Comment (2024-04-18): [redacted]Verification for [redacted] received. Exception Cleared Buyer Comment (2024-04-16): [redacted]	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31264	(redacted)		30530566			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[redacted] is less than the note amount of $[redacted].				Reviewer Comment (2024-04-18): updated title commitment received covering the loan amount. Exception Cleared Buyer Comment (2024-04-16): Title Policy	04/18/2024			1	B	A	B	A	B	A	B	A	B	A		MO	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31262	(redacted)		30530570			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	[redacted] Valuations Rule ([redacted]): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within [redacted]([redacted]) business days of application or determination of [redacted] lien status.	Loan Estimate states borrower's right to receive copy of appraisal.				Reviewer Comment (2024-04-19): The [redacted]is dated [redacted] and the application is dated [redacted] Buyer Comment (2024-04-17): [redacted]- please see page [redacted] of initial [redacted]	04/19/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Investment	Purchase		B	A	A	A	B	A	A	A		N/A	No
(redacted)	GCAT2024INV31263	(redacted)		30530573			Credit	Income / Employment	Income Documentation	Missing Document	[redacted] Documents are missing.	-	Tax Verification document is missing.				Reviewer Comment (2024-04-19): [redacted] cert provided. Buyer Comment (2024-04-17): [redacted]Statement reflecting the address Reviewer Comment (2024-04-16): The [redacted] statement provided does not tie back to the property. It does not state the address. Buyer Comment (2024-04-12): [redacted]docs for [redacted]	04/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31263	(redacted)	30530574	Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts ([redacted]).	-	Transcripts ([redacted]) is required for [redacted]Year.	Reviewer Comment (2024-04-16): [redacted] & [redacted]'s are in file for [redacted] & [redacted]

Buyer Comment (2024-04-16): [redacted][redacted]are in file pg [redacted],  [redacted] pg [redacted]

Reviewer Comment (2024-04-16): Returns not provided.

Buyer Comment (2024-04-14): The [redacted] returns submitted to the service provider or [redacted]s obtained by the service provider must be the Borrower's individual and business (if applicable) [redacted] [redacted] income [redacted] return(s) that were most recently filed with the [redacted] ([redacted]). Sellers are encouraged to always confirm with the Borrower that the [redacted] return(s) or [redacted] provided are the most recent filed with the [redacted].
The individual [redacted] return year most recently filed with the [redacted] must correspond to the business [redacted] return year most recently filed with the [redacted] for all businesses (e.g., when the most recently filed individual [redacted] return year is [redacted], the most recently filed business [redacted] return year must also be [redacted]).
The income and/or loss reflected in the federal income [redacted] returns or [redacted]s must be reported for the same business on the same [redacted] form structure (e.g., the business cannot be reported as a [redacted] and then converted to a [redacted])
The [redacted] returns must not be:

Filed on a fiscal year basis
Handwritten
An amended return, or
From a [redacted]
If the Borrower has amended their [redacted] returns, then [redacted] obtained from the service provider are not acceptable for assessment through Loan Product Advisor.

Buyer Comment (2024-04-14): See [redacted] Requires [redacted] returns or [redacted]s ; Federal income [redacted] return and [redacted] requirements
The Seller must maintain in the Mortgage file the following federal income [redacted] returns or [redacted]:
																		04/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31241	(redacted)		30530581			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[redacted] ([redacted]), [redacted] ([redacted]) missing				Reviewer Comment (2024-04-23): Received [redacted] ([redacted]), [redacted]([redacted]). Exception Cleared. Buyer Comment (2024-04-19): [redacted]	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31241	(redacted)		30530582			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	[redacted]Findings: Investor qualifying total debt ratio discrepancy.		Per [redacted][redacted] is [redacted]% and calculated [redacted] is [redacted]% due to the Hazard Insurance of $[redacted] vs [redacted] of $[redacted], Taxes of $[redacted] vs [redacted] of $[redacted], Flood Insurance of $[redacted] vs [redacted] of $[redacted] per policies provided in the file as well as the first payment letter and the subject [redacted] income therefore is $-[redacted] vs [redacted] of $-[redacted].				Reviewer Comment (2024-04-23): Received Updated [redacted]with updated details. Exception Cleared. Buyer Comment (2024-04-19): [redacted]	04/23/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31247	(redacted)		30530587			Credit	Income / Employment	Income Documentation	Missing Document	[redacted] Documents are missing.	-	[redacted]Verification and Mortgage Statement document is missing.				Reviewer Comment (2024-04-24): [redacted] confirmed from [redacted]. Exception cleared. Buyer Comment (2024-04-22): Per Lender: property just closed- statement N/A see [redacted], [redacted], [redacted] payment letter	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31247	(redacted)		30530589			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	[redacted]- Employment Only document is missing.				Reviewer Comment (2024-04-24): Documentation not required. Buyer Comment (2024-04-24): Please clear condition. Income and Employment was validated by [redacted]. Pg [redacted] and [redacted] ([redacted]). Report ID #[redacted] matches [redacted] report [redacted] and is in file with all pages page [redacted] reflected below. Reviewer Comment (2024-04-24): Provide [redacted] for the Wage income within [redacted] days of nOte date.. Exception remains. Buyer Comment (2024-04-22): Per Lender: [redacted] cert -reps [redacted] warrants	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31254	(redacted)		30530710			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts ([redacted]).	-	Transcripts ([redacted]) already provided in file.				Reviewer Comment (2024-03-19): [redacted] of year [redacted] provided in file. Exception cleared. Buyer Comment (2024-03-18): Please clear exception as [redacted] are in the file.	03/19/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
(redacted)	GCAT2024INV31254	(redacted)		30530711			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Provide [redacted]assets verification from [redacted]for the [redacted] account, or additional account statement.				Reviewer Comment (2024-03-28): Received [redacted] Month Statement for [redacted] Account # [redacted]. Exception Cleared Buyer Comment (2024-03-27): [redacted] Reviewer Comment (2024-03-20): Provided [redacted] Assets are duplicate and are already available within initial loan package. Please provide statements covering [redacted] days period to close. Exception remains. Buyer Comment (2024-03-19): [redacted] Assets	03/28/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
(redacted)	GCAT2024INV31254	(redacted)		30530712			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Provide [redacted]assets verification from [redacted]for the [redacted] account, or additional account statement.				Reviewer Comment (2024-03-28): Received [redacted]Month Statement for [redacted]Account # [redacted]. Exception Cleared Buyer Comment (2024-03-27): [redacted] Reviewer Comment (2024-03-20): Provided [redacted] Assets are duplicate and are already available within initial loan package. Please provide statements covering [redacted] days period to close. Exception remains. Buyer Comment (2024-03-19): [redacted]	03/28/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
(redacted)	GCAT2024INV31254	(redacted)	30530713	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Provide [redacted]award letter or distribution form to verify [redacted] benefits.	Reviewer Comment (2024-03-29): Final [redacted] received with updated income. Exception cleared.

Buyer Comment (2024-03-28): Updated [redacted] without [redacted] Benefit income listed

Reviewer Comment (2024-03-28): Updated [redacted] And [redacted] received without [redacted] Benefit included in income. Require updated [redacted] without [redacted] benefit income listed on it. Exception remains

Buyer Comment (2024-03-27): [redacted] income removed , added the [redacted] month of bank statements for [redacted], and [redacted][redacted].

Reviewer Comment (2024-03-20): Please provide [redacted] benefit Letter or Distribution Form. As per [redacted] if this income is not from retirement it cannot be used unless it continues for at least [redacted] years. Exception remains.

Buyer Comment (2024-03-19): Per Lender : The [redacted] income is reflected as direct deposit on the [redacted], previously uploaded.
																		03/29/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
(redacted)	GCAT2024INV31266	(redacted)		30742699			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [redacted]		Missing [redacted]				Reviewer Comment (2024-05-10): Received and associated [redacted] report with score reflecting < [redacted]. A [redacted] Valuation is not required. Exception cleared. Buyer Comment (2024-05-09): Please switch loan to [redacted].	05/10/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31244	(redacted)		30742703			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [redacted]		[redacted] Valuation not provided. Collateral Underwriter Risk Score is [redacted].				Reviewer Comment (2024-05-17): [redacted] received for subject property with less than [redacted]% [redacted] variance. Exception cleared Buyer Comment (2024-05-15): [redacted]	05/17/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31244	(redacted)		30742705			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[redacted]/Guideline Findings: All conditions were not met		[redacted]feedback message #[redacted]indicated the number of financed properties used for the analysis was [redacted]; however, the correct number is [redacted], including the subject property. The messaging continues on to indicate if the number used was incorrect, the number must be corrected and the loan resubmitted. Updated [redacted]findings were not found in the loan file.				Reviewer Comment (2024-05-17): Updated [redacted] received with correction in Number of [redacted] properties. Exception cleared Buyer Comment (2024-05-15): Updated [redacted]	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31237	(redacted)		30742706			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	Insurance Verification document is missing.				Reviewer Comment (2024-05-09): Master policy received for [redacted] with wall in/All in Coverage. Exception Cleared Buyer Comment (2024-05-08): Master policy for [redacted]	05/09/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31237	(redacted)		30742709			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. [redacted]		[redacted] valuation is required due to [redacted] not returning a score.				Reviewer Comment (2024-05-16): [redacted]Received. Exception Cleared Buyer Comment (2024-05-14): [redacted]	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Investment	Refinance - Cash-out - Other		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31234	(redacted)		30742713			Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Loan file is missing evidence of borrower access/ability to use funds in the business account used for qualifying.				Reviewer Comment (2024-05-10): Received and associated Business Entity Listing as an alternate document for evidence of access to funds. Exception cleared. Buyer Comment (2024-05-09): [redacted] comm	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31234	(redacted)		30742712			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	Insurance Verification is missing.				Reviewer Comment (2024-05-10): Received and associated Hazard Insurance Policy for subject property. Exception cleared. Buyer Comment (2024-05-09): insurance	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31249	(redacted)		30742718			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	The file is missing a copy of the Insurance Verification, Statement, Tax Verification and [redacted].				Reviewer Comment (2024-05-01): Final [redacted] received as evidence of [redacted]. Exception Cleared Buyer Comment (2024-04-29): recent loan closing- see attached confirming [redacted][redacted]	05/01/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31249	(redacted)	30742720	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	The file is missing a copy of the [redacted]	Reviewer Comment (2024-05-03): [redacted] Report available in Lieu of [redacted] and note date is prior to [redacted] which met [redacted][redacted] requirement. Exception cleared

Buyer Comment (2024-05-01): Can the following exception be cleared with documentation already present in the file. [redacted] findings [redacted] reflect requirement is met with [redacted] report. [redacted]([redacted]) report is dated [redacted] and note date [redacted]([redacted]) is [redacted]

Reviewer Comment (2024-05-01): [redacted] noted [redacted] require within [redacted] business days prior to note date or Prior to delivery date. ([redacted] Noted [redacted] approved). Exception remains

Buyer Comment (2024-04-29): Per Lender : PLEASE REFER TO [redacted] CERT Rep & Warrant [redacted] & [redacted] CLOSE BY DATE [redacted]
																		05/03/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31242	(redacted)		30742721			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide cash flow analysis for the business checking accounts.				Reviewer Comment (2024-05-02): [redacted] analysis received confirmed [redacted][redacted] impact on business and Balance of $[redacted] is combined ending balance of Business A/c # [redacted] and [redacted] which confirmed Analysis is for both business account. Exception Cleared Buyer Comment (2024-04-30): [redacted]	05/02/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
(redacted)	GCAT2024INV31268	(redacted)		30742725			Credit	Income / Employment	Income Documentation	Missing Document	[redacted]Documents are missing.	-	[redacted]verification for the [redacted]property [redacted], [redacted], [redacted]is missing.				Reviewer Comment (2024-04-29): [redacted] verification for [redacted] property [redacted], [redacted], [redacted] is received. Exception Cleared Buyer Comment (2024-04-25): [redacted] letter Buyer Comment (2024-04-25): [redacted]	04/29/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	D	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31268	(redacted)		30742726			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Vested in [redacted], provide [redacted] Agreement.				Reviewer Comment (2024-05-06): Received Signed and dated [redacted] Agreement. Exception Cleared. Buyer Comment (2024-05-02): executed [redacted] Reviewer Comment (2024-04-25): Received unsinged [redacted] agreement. Require Executed copy of [redacted] agreement for They [redacted] [redacted] Trust dated [redacted]. Exception Remains Buyer Comment (2024-04-23): [redacted] docs	05/06/2024			1	C	A	C	A	C	A	C	A	D	A		TX	Investment	Purchase		D	A	D	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31268	(redacted)		30742727			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [redacted]		[redacted] score >[redacted] requires [redacted].				Reviewer Comment (2024-04-29): [redacted] Received. Exception Cleared Buyer Comment (2024-04-25): [redacted]	04/29/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Purchase		D	A	D	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742729			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover [redacted] Borrower.		Missing asset documentation				Reviewer Comment (2024-04-03): Require [redacted] asset document received to meet cash to close requirement. Exception Cleared Buyer Comment (2024-04-03): Statement Buyer Comment (2024-04-03): Bank statement	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742730			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; [redacted]		[redacted] Valuation or Collateral Desktop Analysis ([redacted]) from [redacted] required as No [redacted] score or [redacted] score found.				Reviewer Comment (2024-04-03): [redacted]with [redacted]score provided which shows [redacted]score less than [redacted]. Loan approved with [redacted]. [redacted] not require. Exception Cleared Buyer Comment (2024-04-02): [redacted] score is [redacted] per [redacted] findings [redacted] - please remove exception	04/03/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742731			Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		Missing asset documentation				Reviewer Comment (2024-04-03): Require asset received and [redacted] $[redacted] deducted from provided balance being conservative. Exception Cleared Buyer Comment (2024-04-03): Assets Buyer Comment (2024-04-03): Bank Statement	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742733			Credit	Asset	Asset Calculation / Analysis	Asset	[redacted]Findings: Available for Reserves discrepancy.		Require [redacted] months consecutive bank statement to meet funds required for closing/reserves.				Reviewer Comment (2024-04-03): Require [redacted] asset document received. Exception Cleared Buyer Comment (2024-04-03): Assets Buyer Comment (2024-04-03): Bank statement	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742734			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	[redacted]Findings: Qualifying asset balance discrepancy.		Missing asset documentation				Reviewer Comment (2024-04-03): Require [redacted] asset document received. Exception Cleared Buyer Comment (2024-04-03): Assets	04/03/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)	30742735	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of [redacted]% exceeds Guideline total debt ratio of [redacted]%.	Reviewer Comment (2024-05-08): [redacted] bank Credit card statement received with due amount of $[redacted]. [redacted] in lined with Guideline. Exception remains

Buyer Comment (2024-05-06): Per Lender Common sense shows us the payment cant be [redacted]. Please re review.

Buyer Comment (2024-05-06): See attached

Reviewer Comment (2024-04-29): No statement provided to confirm [redacted] A/c # [redacted]actual payment less than $[redacted]. Exception Remains

Buyer Comment (2024-04-25): Per lender : Will you please accept this statement verifying the payment was not [redacted]?

Reviewer Comment (2024-04-23): Require Credit supplement report correcting [redacted], monthly payment & balance amount. Exception Remains

Buyer Comment (2024-04-19): Per lender: [redacted]thing I noticed on [redacted] of the liabilities, [redacted], it shows the balance is only [redacted] and the payment is [redacted] which wouldn't be correct….Even if we using [redacted] as the payment, that would put the [redacted] at [redacted]%

Reviewer Comment (2024-04-18): Buyer Overlays listed Max [redacted] allowable Limit is [redacted]%, New [redacted] is [redacted]%. Exception Remains

Buyer Comment (2024-04-16): Per Lender:  The change increased [redacted] from [redacted] to [redacted] which is within tolerance of [redacted]% and [redacted] was already >[redacted]% and [redacted].

Reviewer Comment (2024-04-15): [redacted] month avg of [redacted] ($ [redacted]) /[redacted]=$[redacted]. [redacted] average of [redacted]($[redacted]) + [redacted] ($[redacted]) /[redacted] = $[redacted]

Buyer Comment (2024-04-11): Per lender : [redacted] [redacted] yr average is $[redacted] [redacted]income base commissions [redacted] TOTAL income $[redacted] Current housing expense [redacted] (Includes [redacted]) Total [redacted] for subject $[redacted]( we are NOT using rental income) Total other obligations $[redacted] Total debt $[redacted]/[redacted]= [redacted]% Can they advise what they have for [redacted] yr average of [redacted] income or where the discrepancy is

Reviewer Comment (2024-04-10): Re-reviewed using $[redacted], [redacted] re-calculated at [redacted]%

Buyer Comment (2024-04-08): $[redacted]is not a [redacted] year avg of [redacted] and [redacted]. It is a [redacted] month avg of [redacted] ($ [redacted]) /[redacted]=$[redacted]. [redacted] average of [redacted] ($[redacted]) + [redacted] ($[redacted]) /[redacted]= $[redacted]. Please advise.

Reviewer Comment (2024-04-05): [redacted]to condition #[redacted], review used the the [redacted] year average of $[redacted]for [redacted]and [redacted]as the business has not been active for [redacted] years. We used [redacted] for start date for schedule [redacted] as file does not document the exact date we should be testing otherwise.

Buyer Comment (2024-04-03): Income worksheet

Buyer Comment (2024-04-03): [redacted]
																		05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
(redacted)	GCAT2024INV31259	(redacted)		30742736			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	[redacted]Findings: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of [redacted]% exceeds [redacted] total debt ratio of [redacted]%. [redacted] required [redacted] year personal tax returns for [redacted] schedule [redacted] income, [redacted] year average is most conservative.				Reviewer Comment (2024-04-10): [redacted] year average used Reviewer Comment (2024-04-05): [redacted] to condition #[redacted], review used the the [redacted] year average of $[redacted] for [redacted] and [redacted] as the business has not been active for [redacted] years. We used [redacted] for start date for schedule [redacted] as file does not document the exact date we should be testing otherwise. Buyer Comment (2024-04-03): Income worksheet Buyer Comment (2024-04-03): [redacted]	04/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No